Related Party Balances and Transactions - Disclosure of Information About Key Management Personnel (Details) - CAD	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Related Party Balances And Transactions - Disclosure Of Information About Outstanding Balances Details
Short-term employee benefits, including salaries and directors fees	CAD 39,000	CAD 94,000	CAD 160,000